TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 10.4
Statutory tax rates	23.00%	23.00%